Trade and other receivables (Details 2) - ARS ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of provision matrix [line items]
Total	$ 1,464,759	$ 1,155,430
Up to 3 months [Member]
Disclosure of provision matrix [line items]
Total	146,491	64,905
3 to 6 months [Member]
Disclosure of provision matrix [line items]
Total	15,347	4,015
Over 6 months [Member] [Member]
Disclosure of provision matrix [line items]
Total	21,472	10,037
To mature [Member]
Disclosure of provision matrix [line items]
Total	1,080,116	944,890
Allowed [Member]
Disclosure of provision matrix [line items]
Total	201,333	131,583
Shopping mall lease and services receivables [Member]
Disclosure of provision matrix [line items]
Total	1,426,519	1,131,608
Shopping mall lease and services receivables [Member] | Up to 3 months [Member]
Disclosure of provision matrix [line items]
Total	144,863	61,085
Shopping mall lease and services receivables [Member] | 3 to 6 months [Member]
Disclosure of provision matrix [line items]
Total	15,347	3,605
Shopping mall lease and services receivables [Member] | Over 6 months [Member] [Member]
Disclosure of provision matrix [line items]
Total	4,097	9,364
Shopping mall lease and services receivables [Member] | To mature [Member]
Disclosure of provision matrix [line items]
Total	1,077,825	941,762
Shopping mall lease and services receivables [Member] | Allowed [Member]
Disclosure of provision matrix [line items]
Total	184,387	115,792
Office leases and services receivables [Member]
Disclosure of provision matrix [line items]
Total	1,561	2,526
Office leases and services receivables [Member] | Up to 3 months [Member]
Disclosure of provision matrix [line items]
Total	355	1,838
Office leases and services receivables [Member] | 3 to 6 months [Member]
Disclosure of provision matrix [line items]
Total		376
Office leases and services receivables [Member] | Over 6 months [Member] [Member]
Disclosure of provision matrix [line items]
Total	701	305
Office leases and services receivables [Member] | To mature [Member]
Disclosure of provision matrix [line items]
Total		2
Office leases and services receivables [Member] | Allowed [Member]
Disclosure of provision matrix [line items]
Total	505	5
Consumer financing receivables [Member]
Disclosure of provision matrix [line items]
Total	16,441	15,786
Consumer financing receivables [Member] | Up to 3 months [Member]
Disclosure of provision matrix [line items]
Total
Consumer financing receivables [Member] | 3 to 6 months [Member]
Disclosure of provision matrix [line items]
Total
Consumer financing receivables [Member] | Over 6 months [Member] [Member]
Disclosure of provision matrix [line items]
Total
Consumer financing receivables [Member] | To mature [Member]
Disclosure of provision matrix [line items]
Total
Consumer financing receivables [Member] | Allowed [Member]
Disclosure of provision matrix [line items]
Total	16,441	15,786
Properties sales receivables [Member]
Disclosure of provision matrix [line items]
Total	20,238	5,510
Properties sales receivables [Member] | Up to 3 months [Member]
Disclosure of provision matrix [line items]
Total	1,273	1,982
Properties sales receivables [Member] | 3 to 6 months [Member]
Disclosure of provision matrix [line items]
Total		34
Properties sales receivables [Member] | Over 6 months [Member] [Member]
Disclosure of provision matrix [line items]
Total	16,674	368
Properties sales receivables [Member] | To mature [Member]
Disclosure of provision matrix [line items]
Total	2,291	3,126
Properties sales receivables [Member] | Allowed [Member]
Disclosure of provision matrix [line items]
Total